EQUITY IN NON-MARKETABLE SECURITIES OF AFFILIATED ENTITY (Details) - USD ($)	Jan. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Equity In Non-marketable Securities Of Affiliated Entity
Equity in non-marketable securities	$ 145,000	$ 145,000	$ 100,000
Reserve on carrying value of investment in non-marketable securities	(145,000)	(145,000)	(100,000)
Equity in non-marketable securities